Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 34.0%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.8500%, 9/15/34ž,‡	$629,029	$625,894
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	486,375	488,080
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	725,000	722,206
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9497%, 10/21/38ž,‡	2,303,000	2,302,961
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4156%, 6/15/40ž,‡	1,398,000	1,398,293
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.5155%, 6/15/40ž,‡	478,000	478,119
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	14,421	14,296
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	11,649	11,528
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	295,401	278,440
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	81,040	78,053
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,265,868	1,255,892
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	890,749	894,020
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	589,290	590,089
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	107,427	98,708
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29ž	540,000	550,595
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30ž	340,000	336,985
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	1,571,653	1,571,132
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	1,328,000	1,328,587
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 7/20/37ž,‡	270,000	270,019
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	389,599
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4732%, 1/27/50ž,‡	563,509	524,249
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	258,428
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 4.5119%, 10/25/51ž,‡	841,999	784,847
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/51ž,‡	843,818	786,749
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	652,171	564,924
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/48ž,‡	333,340	332,961
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0622%, 7/15/37ž,‡	2,122,000	2,122,797
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	1,880,000	1,878,715
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/42ž,‡	1,453,158	1,443,166
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 12/15/42ž,‡	866,000	863,647
Boca Commercial Mortgage Trust 2025-BOCA A, CME Term SOFR 1 Month + 1.6000%, 5.2725%, 12/15/42ž,‡	990,000	988,955
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,289,000	1,320,584
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,697,946	1,718,543
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	651,000	647,147
BPR Trust 2025-STAR A, 4.6173%, 11/5/42ž,‡	750,000	744,901
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	806,532	793,106
BX Commercial Mortgage Trust 2019-OC11 B, 3.6050%, 12/9/41ž	222,000	210,179
BX Commercial Mortgage Trust 2019-OC11 C, 3.8560%, 12/9/41ž	614,000	581,693
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	848,000	846,822
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	762,341	761,863
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1653%, 10/15/41ž,‡	1,611,423	1,611,413

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 8/15/41ž,‡	$1,923,563	$1,922,717
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	593,200	593,181
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	720,832	724,657
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9653%, 12/15/39ž,‡	796,755	796,438
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3148%, 12/15/39ž,‡	366,971	366,971
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.1639%, 6/15/41ž,‡	1,494,815	1,485,520
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	1,102,000	1,092,654
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	251,000	250,524
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	1,558,000	1,566,583
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.8225%, 2/15/35ž,‡	1,452,000	1,440,825
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2730%, 7/15/42ž,‡	608,000	607,447
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.5230%, 7/15/42ž,‡	1,662,000	1,658,387
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8163%, 3/15/30ž,‡	1,788,061	1,778,638
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0660%, 3/15/30ž,‡	391,382	388,046
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 7/15/44ž,‡	2,820,000	2,805,413
BX Commercial Mortgage Trust 2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0725%, 2/15/43ž,‡	1,257,000	1,255,704
BX Commercial Mortgage Trust 2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 2/15/43ž,‡	437,000	436,817
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	273,000	272,702
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2276%, 10/19/37ž,‡	1,898,000	1,902,453
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%, 7/20/38ž,‡	2,014,000	2,015,429
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3142%, 8/15/41ž,‡	993,000	986,253
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9633%, 8/15/41ž,‡	729,739	726,289
Castle Hill INGOTS Ltd 2026-GATE3 A, 4.6945%, 2/10/43ž,‡	298,000	295,084
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	892,000	892,213
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	85,986
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,111,287	897,283
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	321,375	193,124
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	995,571	981,180
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,938,929	2,857,063
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 2/25/50ž,‡	409,309	399,542
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	1,469,000	1,469,000
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	1,160,612	1,156,010
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	201,000	200,341
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	3,544,000	3,543,563
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,228,000	1,226,963
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	764,000	757,436
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 12/25/41ž,‡	603,388	603,949
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 6.8119%, 12/25/41ž,‡	2,186,000	2,213,384
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 6.6619%, 1/27/42ž,‡	775,992	784,071
Connecticut Avenue Securities Trust 2022-R04 1M2, US 30 Day Average SOFR + 3.1000%, 6.7619%, 3/25/42ž,‡	47,495	48,349
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	7,847	7,857
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	266,689	267,281

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.6119%, 9/25/43ž,‡	$101,351	$101,600
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/26/43ž,‡	195,259	195,342
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/44ž,‡	227,954	227,923
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 3/25/44ž,‡	128,517	128,399
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 5/25/44ž,‡	94,932	94,956
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 1/25/45ž,‡	130,466	130,266
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	239,371	239,263
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	717,447	716,813
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 7/25/45ž,‡	442,903	442,487
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	360,264	361,151
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	759,405	752,170
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	303,010	301,678
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 1/1/61ž,Ç	689,449	683,464
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	53,307	53,571
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,452,000	1,236,133
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 10/15/36ž,‡	994,000	991,820
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	558,796
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	721,634
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,675,649
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	206,594	203,429
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	304,520	301,807
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,026,026
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	496,000	495,395
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,156,791
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	417,000	416,326
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 7/20/38ž,‡	1,362,000	1,362,637
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	663,117	594,951
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	687,514	615,251
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	416,748	424,996
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	559,344	558,758
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	734,306	732,972
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	628,587	632,965
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	668,725	670,969
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	301,652	301,792
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	479,619	478,229
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	346,161	343,183
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	1,314,218	1,302,627
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	546,711	529,332
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,769,684	1,533,947
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	682,865	679,560
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	634,787	630,241
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	107,689	107,182
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	306,930	307,964
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.0119%, 12/25/41ž,‡	1,876,646	1,887,852
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.4119%, 2/25/42ž,‡	451,437	460,750
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, US 30 Day Average SOFR + 4.3500%, 8.0119%, 4/25/42ž,‡	101,525	104,535
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 3/25/42ž,‡	52,418	52,508
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	213,044	215,016
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	12,527	12,543
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	257,534	258,719

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/44ž,‡	$124,764	$124,711
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/45ž,‡	239,284	238,964
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	43,541	43,499
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 9/25/45ž,‡	35,879	35,814
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	494,572	494,139
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	310,000	291,254
FS Commercial Mortgage Trust 2026-ORL A, CME Term SOFR 1 Month + 1.3500%, 5.0225%, 2/15/41ž,‡	570,000	568,680
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	956,322	965,330
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 1/20/39ž,‡	1,584,000	1,584,069
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.1686%, 8/15/28ž,‡	820,000	820,222
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 5/15/41ž,‡	1,795,000	1,794,601
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	367,976
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	607,097
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	648,685	648,358
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	631,725	629,444
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56ž,Ç	199,682	198,573
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	613,000	611,324
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	704,152
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	998,000	998,109
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	450,000	450,426
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	316,170
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	360,862	359,892
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 4.9725%, 3/15/42ž,‡	1,206,278	1,199,830
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	93,038	93,822
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	376,000	374,815
LEX Trust 2026-450 A, CME Term SOFR 1 Month + 1.3500%, 5.0000%, 3/15/43ž,‡	503,000	500,841
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	387,979
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	495,228
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,355,072	1,359,131
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	460,000	461,323
LHOME Mortgage Trust 2026-RTL1 A1, 4.9080%, 1/25/41ž,Ç	223,000	222,294
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8875%, 3/15/38ž,‡	112,353	111,102
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9678%, 5/15/39ž,‡	494,068	475,973
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	103,925	104,348
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.2711%, 10/16/37ž,‡	730,000	728,541
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	2,161,667	2,162,509
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 4.9711%, 7/16/38ž,‡	1,526,000	1,526,381
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	1,650,000	1,650,258
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9480%, 7/26/38ž,‡	1,160,000	1,159,999
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 8/25/51ž,‡	593,150	554,550
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 10/25/51ž,‡	777,714	727,415
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	415,234	408,385
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	590,464
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	585,984
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	875,430
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	573,437	560,628
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	207,537	203,916

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 4.9776%, 7/20/39ž,‡	$1,390,830	$1,391,593
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	114,902	115,058
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	735,017	731,899
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	585,400
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.0658%, 10/15/40ž,‡	1,210,000	1,208,607
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	234,603	232,418
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	630,793	634,901
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 7/19/38ž,‡	1,500,000	1,499,979
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 10/19/37ž,‡	1,058,000	1,053,432
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	594,234	542,453
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33ž	356,000	355,837
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	301,000	300,201
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	858,000	858,611
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2376%, 7/20/37ž,‡	503,005	502,146
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9680%, 10/25/38ž,‡	808,000	808,214
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 7/15/37ž,‡	250,000	249,567
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	275,579	238,775
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	729,482	627,004
PLYM Commercial Mortgage Trust 2026-IND A, CME Term SOFR 1 Month + 1.2500%, 4.9225%, 3/15/43ž,‡	720,000	716,150
PNW Trust 2026-ARTE A, CME Term SOFR 1 Month + 1.7113%, 5.3863%, 4/16/29ž,‡	956,000	953,596
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	696,136	687,558
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	776,397	767,834
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	1,201,651	1,166,527
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	272,232	267,327
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	467,526	462,618
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	620,756	599,417
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	949,542	914,765
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	1,870,000	1,848,837
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	2,082,000	2,028,923
QTS Issuer ABS II 2026-5A A2, 6.1780%, 3/5/56ž	1,172,000	1,166,238
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	1,361,000	1,329,663
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	434,000	434,751
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	1,805,129	1,857,080
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	613,861	632,499
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	322,479	326,092
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	486,590	489,953
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	860,624
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,028,771
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.2786%, 10/25/55ž,‡	890,316	891,342
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	750,000	746,886
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1 Month + 1.4000%, 5.0786%, 4/25/56ž,‡	586,239	585,448
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A1, 5.7490%, 3/25/31ž,Ç	1,418,000	1,403,619
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	346,000	345,902
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/35ž,‡	1,735,000	1,728,033
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	852,000	846,757
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2148%, 11/15/34ž,‡	148,513	148,424
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	72,896	65,230
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	2,076,000	2,001,017
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.0497%, 7/21/37ž,‡	1,509,000	1,509,415
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.6730%, 1/15/39ž,‡	696,000	695,132
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	1,128,000	1,090,976
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	3,235,000	3,197,773
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	1,200,000	1,202,179

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	$571,500	$569,001
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	1,041,303
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 4.9656%, 4/15/42ž,‡	473,000	470,184
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0397%, 10/21/37ž,‡	1,619,000	1,619,707
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	920,808	980,653
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	338,803	341,585
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	450,000	450,649
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	1,050,024	1,046,707
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56ž	936,000	914,267
TVC Mortgage Trust 2026-RRTL1 A1, 4.9640%, 2/25/41ž,Ç	533,000	531,018
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	2,921,612	3,038,644
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.5672%, 8/25/51ž,‡	726,366	677,881
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	391,267	390,439
US Bank National Association 2026-RVM1 B1, 4.9590%, 12/25/46ž	580,000	577,139
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	605,677
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 7/15/39ž,‡	605,000	593,114
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56ž	509,000	499,338
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56ž,Ç	594,311	587,771
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2176%, 7/20/37ž,‡	613,178	612,069
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 4.7603%, 3/15/38ž,‡	1,776,000	1,776,277
Wendy's Funding LLC, 4.0800%, 6/15/49ž	593,112	571,086
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	224,575	207,933
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	557,207	492,185
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	123,168	117,304
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	807,218	803,103
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	23,975	23,858
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.4619%, 7/25/51ž,‡	580,014	539,649
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	181,817	181,677
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	272,619	273,691
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	718,710	723,240
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	838,025	841,287
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	704,960	704,238
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,067,027	1,064,041
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	196,566	197,140
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	506,596	502,690
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	429,723	431,206
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	426,290	426,512
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	808,365	806,585
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	298,519	295,711
Woodward Capital Management 2026-CES2 A1A, 4.7620%, 2/1/56ž,Ç	539,814	533,829
Woodward Capital Management 2026-CES2 A1B, 4.8630%, 2/1/56ž,Ç	149,289	147,911
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $211,312,381)		209,950,580
Bank Loans and Mezzanine Loans – 3.9%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/1/32‡	501,000	499,747
Capital Goods – 0.6%
CompoSecure Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 5.9281%, 1/14/33‡	175,000	174,235
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	3,126,302	3,118,486
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 5.9177%, 2/10/32‡	594,031	592,547
		3,885,268
Consumer Cyclical – 0.9%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 9/30/31‡	2,869,649	2,861,040
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 5.6712%, 11/5/31‡	1,541	1,540
TKO Worldwide Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 5.6640%, 11/21/31‡	2,805,055	2,801,464
		5,664,044
Consumer Non-Cyclical – 0.5%
Lavender US Holdco 1 Inc, CME Term SOFR 3 Month + 3.2500%, 6.9496%, 12/30/32‡	1,350,644	1,328,696
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	1,455,913	1,457,500
		2,786,196

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	$940,100	$936,894
Technology – 0.2%
Galileo Parent Inc, CME Term SOFR 6 Month + 4.5000%, 8.1183%, 3/3/33‡	1,072,298	1,049,512
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 1 Month + 2.5000%, 5.9025%, 8/15/30‡	2,454,495	2,445,290
First Student Bidco Inc, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/15/30‡	449,111	447,427
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 4/10/31‡	2,909,287	2,893,228
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.2500%, 5.9169%, 4/9/32‡	1,261,000	1,257,621
		7,043,566
Utilities – 0.3%
Tenaska Westmoreland Management LLC, CME Term SOFR 1 Month + 2.2500%, 5.9053%, 2/18/33‡	2,153,000	2,142,235
Total Bank Loans and Mezzanine Loans (cost $24,076,733)		24,007,462
Corporate Bonds – 27.4%
Banking – 5.8%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,466,000	2,512,982
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	1,497,000	1,522,854
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	1,748,000	1,930,660
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	1,506,000	1,542,518
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	1,149,000	1,168,710
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	4,680,000	4,626,807
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	1,440,000	1,461,587
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	1,047,000	1,037,883
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.0010%, 6.6250%‡,μ	816,000	816,612
Goldman Sachs Group Inc, SOFR + 0.9600%, 4.5160%, 1/21/32‡	722,000	711,056
Goldman Sachs Group Inc, SOFR + 1.1900%, 5.0650%, 1/21/37‡	722,000	705,879
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,348,000	1,372,670
JPMorgan Chase & Co, SOFR + 1.0700%, 4.8980%, 1/22/37‡	3,158,000	3,090,134
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32‡	1,167,000	1,147,381
Morgan Stanley, SOFR + 1.1950%, 4.7080%, 3/12/32‡	2,187,000	2,172,275
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	978,000	879,357
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	823,000	835,065
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	3,644,000	3,632,713
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,268,000	1,400,848
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,293,441
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	822,000	833,975
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡,#	826,000	844,048
		35,539,455
Basic Industry – 0.7%
First Quantum Minerals Ltd, 6.3750%, 2/15/36ž	749,000	720,551
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,186,000	2,164,629
Verde Purchaser LLC, 10.5000%, 11/30/30ž	1,248,000	1,296,981
		4,182,161
Brokerage – 1.7%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,528,571
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	1,793,000	1,773,077
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	1,849,000	1,875,936
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	242,770
LPL Holdings Inc, 5.1500%, 6/15/30	854,000	857,716
LPL Holdings Inc, 6.0000%, 5/20/34	953,000	972,014
LPL Holdings Inc, 5.6500%, 3/15/35	2,402,000	2,381,424
LPL Holdings Inc, 5.7500%, 6/15/35	866,000	862,573
		10,494,081
Capital Goods – 0.2%
Eaton Corp, 4.2000%, 3/6/31	419,000	412,938
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	948,000	948,490
		1,361,428
Communications – 1.7%
AppLovin Corp, 5.3750%, 12/1/31	980,000	989,616
AppLovin Corp, 5.5000%, 12/1/34	5,019,000	4,989,267
AppLovin Corp, 5.9500%, 12/1/54	1,262,000	1,146,322

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Communications – (continued)
Level 3 Financing Inc, 7.0000%, 3/31/34ž	$1,159,427	$1,186,773
ROBLOX Corp, 3.8750%, 5/1/30ž	2,245,000	2,109,813
		10,421,791
Consumer Cyclical – 2.6%
Carnival Corp, 5.7500%, 8/1/32ž	2,179,000	2,178,291
Carvana Co, 9.0000%, 6/1/30ž,¤	2,020,898	2,102,245
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.1250%, 4/15/31ž	808,000	796,541
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	523,000	507,646
Flutter Treasury DAC, 5.8750%, 6/4/31ž	661,000	654,846
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	100,867
GLP Capital LP / GLP Financing II Inc, 5.6250%, 3/1/36	607,000	590,367
KB Home, 4.0000%, 6/15/31#	1,630,000	1,502,825
Millrose Properties Inc, 6.2500%, 9/15/32ž	1,192,000	1,170,076
NCL Corporation Ltd, 5.8750%, 1/15/31ž	2,384,000	2,316,213
Royal Caribbean Cruises Ltd, 4.7500%, 5/15/33	1,238,000	1,195,364
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	1,396,000	1,380,032
Taylor Morrison Communities Inc, 5.7500%, 11/15/32ž	1,914,000	1,915,675
		16,410,988
Consumer Non-Cyclical – 2.1%
CVS Health Corp, 5.2500%, 2/21/33	183,000	185,091
CVS Health Corp, 5.7000%, 6/1/34	769,000	790,296
CVS Health Corp, 5.4500%, 9/15/35	919,000	922,574
CVS Health Corp, 4.7800%, 3/25/38	2,364,000	2,178,516
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	364,000	374,017
Maple Parent Holdings Corp, 5.7000%, 3/26/36ž	1,747,000	1,735,798
Maple Parent Holdings Corp, 6.6250%, 3/26/56ž	314,000	310,931
Solventum Corp, 5.4500%, 3/13/31	1,571,000	1,611,798
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	1,520,000	1,566,077
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	623,000	616,807
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	1,217,000	1,249,056
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	1,297,000	1,313,460
		12,854,421
Electric – 1.7%
Alpha Generation LLC, 6.2500%, 1/15/34ž	1,052,000	1,033,425
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	643,000	635,165
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	515,000	510,403
NRG Energy Inc, 6.0000%, 2/1/33ž	606,000	606,155
NRG Energy Inc, 5.7500%, 1/15/34ž	726,000	716,144
NRG Energy Inc, 6.0000%, 1/15/36ž	1,361,000	1,348,625
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	1,245,000	1,231,129
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	2,043,000	2,057,159
Vistra Operations Co LLC, 4.7000%, 1/31/31ž	269,000	264,669
Vistra Operations Co LLC, 5.3500%, 1/31/36ž	519,000	507,682
Xcel Energy Inc, 5.6000%, 4/15/35	616,000	626,012
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	1,044,000	1,019,130
		10,555,698
Energy – 3.8%
Antero Resources Corp, 5.4000%, 2/1/36	3,477,000	3,419,149
Civitas Resources Inc, 8.6250%, 11/1/30ž	331,000	349,233
Civitas Resources Inc, 8.7500%, 7/1/31ž,#	1,017,000	1,063,062
Civitas Resources Inc, 9.6250%, 6/15/33ž	1,563,000	1,726,679
DT Midstream Inc, 4.1250%, 6/15/29ž	1,386,000	1,356,839
DT Midstream Inc, 4.3750%, 6/15/31ž	2,078,000	2,003,051
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	529,475
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,503,000	1,512,643
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	701,931
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,859,176
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	2,344,000	2,252,437
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	756,954
Sunoco LP, 5.6250%, 3/15/31ž	835,000	831,170
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 7.3750%, 2/15/29ž	936,000	962,898
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	2,216,000	2,227,096

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Viper Energy Partners LLC, 4.9000%, 8/1/30	$782,000		$781,484
Viper Energy Partners LLC, 5.7000%, 8/1/35	1,040,000		1,048,122
			23,381,399
Finance Companies – 1.0%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	572,000		564,900
Blackstone Private Credit Fund, 7.3000%, 11/27/28	860,000		877,599
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000		579,824
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000		138,418
Rocket Cos Inc, 6.1250%, 8/1/30ž	1,495,000		1,508,795
Takeoff Merger Sub Inc, 4.8500%, 3/24/31ž	1,822,000		1,799,215
Takeoff Merger Sub Inc, 5.5000%, 3/24/36ž	535,000		527,033
			5,995,784
Financial Institutions – 0.6%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	909,000		921,211
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	924,000		950,280
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	380,000		372,750
Burford Capital Global Finance LLC, 8.5000%, 1/15/34ž	1,700,000		1,459,824
			3,704,065
Insurance – 1.1%
Centene Corp, 4.2500%, 12/15/27	1,653,000		1,623,766
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000		928,112
Health Care Service Corp, 5.4500%, 6/15/34ž	1,687,000		1,687,893
Humana Inc, 5.9500%, 3/15/34	2,414,000		2,461,751
			6,701,522
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	1,838,000		1,852,987
Technology – 3.5%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	1,585,000		1,573,460
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	1,503,000		1,529,749
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	419,000		398,564
Equinix Asia Financing Corp Pte Ltd, 4.4000%, 3/15/31	915,000		895,689
Equinix Europe 2 Financing Corporation LLC, 4.7000%, 3/15/33	1,879,000		1,827,539
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	3,994,000		4,043,916
Oracle Corp, 5.3500%, 5/4/33	767,000		746,658
Oracle Corp, 5.5000%, 8/3/35	390,000		372,292
Oracle Corp, 5.2000%, 9/26/35	1,200,000		1,125,594
Oracle Corp, 5.9500%, 9/26/55	757,000		636,842
Oracle Corp, 6.1000%, 9/26/65	1,341,000		1,111,933
Oracle Corp, 6.8500%, 2/4/66	563,000		517,578
Salesforce Inc, 4.9000%, 9/15/31	2,144,000		2,140,964
Salesforce Inc, 5.2000%, 3/15/33	1,613,000		1,610,245
Salesforce Inc, 5.5500%, 3/15/36	1,699,000		1,693,715
Salesforce Inc, 6.4000%, 3/15/46	315,000		317,181
Salesforce Inc, 6.5500%, 3/15/56	1,070,000		1,073,712
			21,615,631
Transportation – 0.6%
United Airlines Holdings Inc, 4.8750%, 3/1/29	4,036,000		3,947,538
Total Corporate Bonds (cost $169,617,943)			169,018,949
Foreign Government Bonds – 2.2%
United Kingdom Gilt, 4.1250%, 3/7/31 (cost $14,122,024)	10,486,200	GBP	13,663,105
Mortgage-Backed Securities – 22.5%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	3,969,786		3,338,852
3.0000%, TBA, 30 Year Maturity	131,000		115,171
4.5000%, TBA, 30 Year Maturity	2,567,852		2,476,077
5.0000%, TBA, 30 Year Maturity	8,010,735		7,888,571
6.0000%, TBA, 30 Year Maturity	11,932,379		12,158,259
6.0000%, TBA, 30 Year Maturity	3,002,621		3,055,827
			29,032,757
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	40,852		39,357
BO4725, 2.5000%, 11/1/34	86,038		81,724
BO7717, 3.0000%, 11/1/34	10,957		10,568
BO5957, 3.0000%, 12/1/34	14,165		13,635
FS3713, 2.5000%, 12/1/36	951,311		904,452
995757, 6.0000%, 2/1/37	41,983		44,016
AL6997, 4.5000%, 11/1/42	30,485		30,342
AB7563, 3.0000%, 1/1/43	15,164		13,969
MA1363, 3.0000%, 2/1/43	14,995		13,757

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
AT2957, 3.0000%, 5/1/43	$106,934	$97,669
AL5942, 5.0000%, 7/1/44	221,606	223,619
AL5887, 4.5000%, 10/1/44	67,982	67,425
AL6542, 4.5000%, 3/1/45	111,181	110,270
AL6842, 4.0000%, 5/1/45	32,872	31,674
AL7381, 4.5000%, 6/1/45	57,376	56,963
BJ4559, 3.5000%, 1/1/48	77,494	72,417
BJ4566, 4.0000%, 1/1/48	578,374	557,392
CA4646, 3.0000%, 2/1/48	68,570	62,325
BK1964, 4.0000%, 3/1/48	178,783	172,073
BJ9181, 5.0000%, 5/1/48	56,820	57,164
MA3521, 4.0000%, 11/1/48	246,795	235,541
BN3899, 4.0000%, 12/1/48	36,765	35,088
FM3664, 4.0000%, 3/1/49	76,415	72,930
CA3683, 4.5000%, 6/1/49	13,720	13,414
CA4035, 4.5000%, 8/1/49	20,275	19,823
MA3774, 3.0000%, 9/1/49	65,762	58,757
BO2983, 3.0000%, 9/1/49	35,723	32,207
MA3908, 4.5000%, 1/1/50	28,828	28,187
CA5573, 4.0000%, 4/1/50	106,121	101,154
MA4079, 3.0000%, 7/1/50	1,001,096	890,726
BK2913, 2.5000%, 8/1/50	110,085	95,063
FM5076, 4.0000%, 8/1/50	93,618	89,236
FS2713, 4.5000%, 10/1/50	496,099	486,659
FS5362, 4.5000%, 12/1/50	697,041	683,777
20510201, 2.5000%, 2/1/51	904,949	762,852
FS2546, 4.0000%, 3/1/51	19,545	18,653
20510401, 3.0000%, 4/1/51	111,024	98,893
20510501, 2.5000%, 5/1/51	255,317	215,134
MA4378, 2.0000%, 7/1/51	3,309,282	2,685,209
FS0359, 2.5000%, 1/1/52	720,654	617,653
CB2681, 3.5000%, 1/1/52	292,492	272,386
FS0662, 2.5000%, 2/1/52	3,484,802	2,984,572
CB2750, 2.5000%, 2/1/52	1,454,368	1,236,038
20520201, 2.5000%, 2/1/52	814,164	686,196
CB2907, 3.5000%, 2/1/52	791,724	737,241
FS5988, 2.5000%, 3/1/52	1,610,466	1,376,616
CB3043, 2.5000%, 3/1/52	1,522,427	1,303,889
FS1081, 2.5000%, 3/1/52	1,490,056	1,274,609
CB3042, 2.5000%, 3/1/52	549,973	471,077
BT2256, 2.5000%, 3/1/52	131,587	112,520
BV2965, 2.5000%, 3/1/52	107,508	91,964
BV5152, 2.5000%, 3/1/52	107,296	91,894
BV2962, 2.5000%, 3/1/52	46,168	39,519
BV4144, 3.0000%, 3/1/52	552,413	491,557
FS1184, 3.5000%, 3/1/52	960,371	891,897
BV5379, 3.0000%, 4/1/52	482,714	430,814
BV5380, 3.0000%, 4/1/52	416,012	370,135
CB3240, 3.0000%, 4/1/52	117,804	104,748
BV5393, 3.5000%, 4/1/52	212,592	197,334
FS1301, 3.5000%, 4/1/52	79,983	73,742
BV4203, 3.5000%, 4/1/52	75,090	69,701
BV8484, 3.5000%, 4/1/52	74,232	68,904
BV6879, 4.5000%, 4/1/52	55,670	53,975
BV7632, 4.5000%, 4/1/52	42,772	41,470
BW0081, 4.5000%, 4/1/52	31,484	30,523
BV7132, 4.5000%, 4/1/52	22,161	21,484
BW0072, 4.5000%, 4/1/52	18,689	18,118
BV7131, 4.5000%, 4/1/52	17,691	17,151
FS6926, 2.5000%, 5/1/52	3,036,796	2,599,647
CB3501, 3.5000%, 5/1/52	135,414	125,098
FS3377, 4.0000%, 5/1/52	273,851	261,363
BW0343, 4.5000%, 5/1/52	86,852	84,200
FS2144, 3.5000%, 6/1/52	695,151	645,587
FS5339, 3.0000%, 7/1/52	673,553	598,193
FS5491, 3.0000%, 7/1/52	572,417	508,373
CB4329, 3.5000%, 7/1/52	59,847	55,580
BW7369, 5.0000%, 10/1/52	298,697	297,911
BW1288, 5.0000%, 10/1/52	136,133	135,503

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BT8021, 5.0000%, 1/1/53	$198,443	$197,920
BX5759, 5.0000%, 1/1/53	69,683	69,471
BX5969, 5.0000%, 2/1/53	81,518	81,228
BX8071, 5.0000%, 3/1/53	42,005	41,825
BX7860, 5.5000%, 3/1/53	87,388	89,062
BX9351, 5.0000%, 4/1/53	93,202	92,802
BY0782, 5.5000%, 4/1/53	51,610	52,778
BY1920, 5.0000%, 5/1/53	50,797	50,579
BY1896, 5.5000%, 5/1/53	94,424	95,937
BY0866, 5.5000%, 5/1/53	48,457	49,322
BY3263, 5.0000%, 6/1/53	72,669	72,357
BY2783, 5.0000%, 6/1/53	55,931	55,691
BY4284, 5.5000%, 6/1/53	28,850	29,517
CB6686, 4.5000%, 7/1/53	325,532	318,323
BY6374, 5.5000%, 7/1/53	76,577	77,804
BY7004, 5.5000%, 7/1/53	26,545	27,159
CB6851, 4.5000%, 8/1/53	228,891	223,800
BY6690, 5.0000%, 8/1/53	59,950	59,737
CB7112, 5.5000%, 9/1/53	1,349,491	1,379,372
CB7430, 5.5000%, 11/1/53	474,414	485,320
20540101, 2.5000%, 1/1/54	455,422	385,736
FS8037, 6.0000%, 1/1/54	441,047	458,883
CB8134, 5.5000%, 3/1/54	869,640	888,511
FS7607, 6.0000%, 3/1/54	376,045	389,134
FS7643, 6.0000%, 4/1/54	923,641	960,060
CB8543, 6.0000%, 5/1/54	1,475,926	1,524,250
20551001, 6.0000%, 10/1/55	261,253	268,597
20551201, 5.0000%, 12/1/55	1,473,732	1,470,239
BF0130, 3.5000%, 8/1/56	1,257,567	1,153,692
BF0167, 3.0000%, 2/1/57	879,105	762,318
BF0189, 3.0000%, 6/1/57	4,250	3,678
BF0619, 2.5000%, 3/1/62	3,052,734	2,499,556
BF0598, 2.5000%, 3/1/62	621,583	517,915
		43,605,869
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	76,231	72,836
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	377,523	369,717
ZK8962, 3.0000%, 9/1/32	89,483	86,951
ZK9009, 3.0000%, 10/1/32	28,921	28,062
ZK9163, 3.0000%, 1/1/33	57,902	56,209
SB0040, 2.5000%, 12/1/33	484,602	467,446
QN0786, 3.0000%, 10/1/34	131,132	126,292
QN0783, 3.0000%, 10/1/34	60,680	58,387
QN0951, 2.5000%, 11/1/34	82,511	78,363
SB0116, 2.5000%, 11/1/34	59,689	56,718
SB0866, 2.5000%, 6/1/37	1,151,135	1,088,212
ZS3695, 6.0000%, 4/1/40	57,833	60,848
ZT1145, 4.5000%, 5/1/44	45,477	45,149
ZT1173, 4.0000%, 2/1/46	201,801	195,390
ZM1434, 3.5000%, 7/1/46	130,569	122,319
ZT1633, 4.0000%, 3/1/47	44,453	42,907
ZM5707, 3.5000%, 2/1/48	75,063	70,011
ZM6276, 4.0000%, 4/1/48	178,603	171,632
ZM7182, 4.5000%, 7/1/48	37,397	36,686
ZM7926, 5.0000%, 9/1/48	10,685	10,749
ZT1320, 4.0000%, 11/1/48	22,080	21,073
SI2017, 4.0000%, 12/1/48	261,162	249,251
ZA7158, 4.5000%, 6/1/49	20,222	19,807
RA1087, 4.5000%, 7/1/49	132,642	129,917
RA1088, 4.5000%, 7/1/49	26,334	25,746
QA2159, 3.0000%, 8/1/49	37,548	33,077
RA1188, 4.5000%, 8/1/49	133,082	130,348
QA4936, 3.0000%, 12/1/49	82,728	73,737
QA5622, 3.0000%, 12/1/49	42,211	37,623
RA1999, 4.5000%, 1/1/50	93,923	91,994
SD8040, 4.5000%, 1/1/50	22,297	21,801
SD1551, 4.0000%, 3/1/50	253,218	241,670
QB1708, 2.5000%, 8/1/50	52,624	45,460

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QB2976, 2.5000%, 8/1/50	$23,686	$20,454
QB3353, 2.5000%, 9/1/50	100,860	87,066
SD1143, 4.5000%, 9/1/50	750,805	736,517
RA5285, 2.5000%, 5/1/51	1,052,290	896,930
QC5848, 2.5000%, 8/1/51	2,858,818	2,434,971
RA5906, 2.5000%, 9/1/51	1,752,988	1,501,188
SD0688, 2.5000%, 10/1/51	2,123,357	1,815,690
SD7548, 2.5000%, 11/1/51	597,994	513,452
QD6087, 2.5000%, 1/1/52	227,632	195,230
QD4842, 2.5000%, 1/1/52	141,130	120,915
QD7069, 2.5000%, 2/1/52	351,305	300,876
QD9513, 2.5000%, 2/1/52	227,658	194,149
QD6554, 3.0000%, 2/1/52	154,255	137,279
QD6555, 3.0000%, 2/1/52	104,607	93,384
SD0931, 2.5000%, 3/1/52	2,098,643	1,791,953
QD8288, 2.5000%, 3/1/52	62,448	53,419
QD9182, 3.0000%, 3/1/52	181,790	162,264
QE0318, 4.5000%, 3/1/52	14,831	14,380
SD0943, 3.5000%, 4/1/52	320,714	298,644
QE1073, 3.5000%, 4/1/52	47,770	44,341
QD9191, 3.5000%, 4/1/52	36,766	34,127
SD8212, 2.5000%, 5/1/52	2,489,810	2,108,827
SD3493, 2.5000%, 5/1/52	864,837	740,061
SD1041, 3.0000%, 6/1/52	2,081,021	1,858,561
SD3523, 3.0000%, 6/1/52	1,488,769	1,322,199
SD7023, 3.0000%, 6/1/52	556,253	493,925
SD1840, 3.0000%, 6/1/52	403,229	358,114
SD1150, 3.5000%, 6/1/52	1,244,569	1,158,923
QF0488, 5.5000%, 9/1/52	303,373	309,402
QF2386, 5.0000%, 10/1/52	551,031	547,989
QF2145, 5.0000%, 10/1/52	18,862	18,805
QF2437, 5.5000%, 10/1/52	21,407	21,902
QF7813, 5.0000%, 1/1/53	40,417	40,310
QF6841, 5.0000%, 1/1/53	35,320	35,213
QF9871, 5.0000%, 3/1/53	147,083	146,451
QF8398, 5.0000%, 3/1/53	144,041	143,423
QG1442, 5.0000%, 4/1/53	158,657	157,513
QG2380, 5.0000%, 5/1/53	328,048	325,684
QG3598, 5.0000%, 5/1/53	201,546	200,094
QG3742, 5.0000%, 5/1/53	28,283	28,161
SD2897, 5.5000%, 5/1/53	245,012	248,992
QG2543, 5.5000%, 5/1/53	143,376	145,673
QG3917, 5.0000%, 6/1/53	740,037	734,704
QG4742, 5.0000%, 6/1/53	134,556	133,027
QG5161, 5.0000%, 6/1/53	126,069	124,636
QG5055, 5.0000%, 6/1/53	93,161	92,138
QG4676, 5.0000%, 6/1/53	39,391	38,969
QG3912, 5.5000%, 6/1/53	476,222	483,850
QG4741, 5.5000%, 6/1/53	76,319	76,843
QG6693, 5.5000%, 7/1/53	321,548	327,288
QG7441, 5.5000%, 7/1/53	188,551	191,571
SD4294, 5.5000%, 9/1/53	347,006	354,813
RA9851, 6.0000%, 9/1/53	2,633,130	2,724,805
SD4009, 6.0000%, 9/1/53	751,840	778,008
SD4668, 6.0000%, 10/1/53	1,258,522	1,293,540
SD4247, 6.5000%, 11/1/53	759,706	797,874
20540101, 2.5000%, 1/1/54	546,446	462,338
QI2699, 5.5000%, 4/1/54	222,565	227,672
RJ1341, 6.0000%, 4/1/54	1,070,662	1,107,945
RJ3021, 5.5000%, 12/1/54	2,577,059	2,606,006
SL1226, 5.5000%, 5/1/55	2,371,379	2,416,191
RJ4363, 5.5000%, 6/1/55	706,845	721,719
20551101, 6.0000%, 11/1/55	361,917	372,465
20560101, 5.0000%, 1/1/56	3,642,217	3,625,888
		45,843,293
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	3,288,763	2,827,169
3.5000%, TBA, 30 Year Maturity	2,835,736	2,587,053

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae – (continued)
4.0000%, TBA, 30 Year Maturity	$158,727	$148,553
5.0000%, TBA, 30 Year Maturity	982,425	972,324
		6,535,099
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	728,961	703,694
784182, 4.5000%, 8/15/46	923,458	910,684
BC7161, 4.0000%, 8/15/47	36,647	34,955
BD7109, 4.0000%, 11/15/47	22,189	21,164
BD7135, 4.0000%, 12/15/47	84,548	80,645
		1,751,142
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	1,618,153	1,468,207
BB9817, 4.0000%, 8/20/47	96,042	91,722
BB9835, 4.0000%, 8/20/47	24,924	23,803
BB9814, 4.0000%, 8/20/47	9,598	9,167
MA5021, 4.5000%, 2/20/48	109,024	107,266
MA5192, 4.0000%, 5/20/48	142,371	135,833
BH3673, 4.5000%, 5/20/48	99,662	96,872
BH3672, 4.5000%, 5/20/48	22,906	22,334
MA5264, 4.0000%, 6/20/48	209,632	199,873
MA5400, 5.0000%, 8/20/48	178,189	179,237
MA5930, 3.5000%, 5/20/49	2,113,526	1,972,475
MA7255, 2.5000%, 3/20/51	2,067,917	1,778,715
MA7313, 3.0000%, 4/20/51	1,089,422	973,787
MA7473, 3.0000%, 7/20/51	1,019,157	910,743
MA7535, 3.0000%, 8/20/51	2,805,193	2,506,572
785843, 2.5000%, 1/20/52	1,742,975	1,484,806
		11,961,412
Total Mortgage-Backed Securities (cost $140,930,603)		138,802,408
United States Treasury Notes/Bonds – 7.3%
3.3750%, 11/30/27	10,142,000	10,067,124
3.3750%, 12/31/27	1,317,000	1,306,865
3.5000%, 3/15/29	1,728,900	1,713,637
3.8750%, 3/31/31	12,777,000	12,736,074
4.2500%, 3/31/33	1,261,000	1,269,669
4.1250%, 2/15/36	51,700	50,892
4.6250%, 2/15/46	8,949,200	8,627,588
4.6250%, 11/15/55	9,743,700	9,309,801
Total United States Treasury Notes/Bonds (cost $45,787,217)		45,081,650
Investment Companies£ – 7.1%
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson Emerging Markets Debt Hard Currency	144,943	7,603,797
Money Markets – 5.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº	36,150,162	36,150,162
Total Investment Companies (cost $43,673,380)		43,753,959
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	1,599,639	1,599,639
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$399,910	399,910
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,999,549)		1,999,549
Total Investments (total cost $651,519,830) – 104.7%		646,277,662
Liabilities, net of Cash, Receivables and Other Assets – (4.7)%		(29,278,366)
Net Assets – 100%		$616,999,296

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$621,468,091	96.2%
United Kingdom	13,663,105	2.1
Israel	4,745,400	0.7
Luxembourg	2,861,040	0.5
Australia	2,164,629	0.3
Zambia	720,551	0.1
Ireland	654,846	0.1
Total	$646,277,662	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 7.1%
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$7,779,817	$-	$-	$-	$(176,020)	$7,603,797	144,943	$119,933
Money Markets - 5.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	24,368,221	76,093,913	(64,298,493)	(4,923)	(8,556)	36,150,162	36,150,162	327,071
Total Investment Companies - 7.1%
	$32,148,038	$76,093,913	$(64,298,493)	$(4,923)	$(184,576)	$43,753,959	36,295,105	$447,004
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	403,920	101,539,527	(100,343,808)	-	-	1,599,639	1,599,639	8,958 ∆
Total Affiliated Investments - 7.3%
	$32,551,958	$177,633,440	$(164,642,301)	$(4,923)	$(184,576)	$45,353,598	37,894,744	$455,962

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	478,994	$(639,385)	$(5,559)
British Pound	5/22/26	(11,002,671)	14,746,442	187,216
Total				$181,657

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	786	7/6/26	$163,052,015	$(649,461)
5 Year US Treasury Note	1,091	7/6/26	118,024,040	(1,505,617)
Ultra Long Term US Treasury Bond	135	6/30/26	15,735,938	(498,456)
US Treasury Long Bond	322	6/30/26	36,667,750	(1,061,875)
Total - Futures Long				(3,715,409)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Short:
10 Year US Treasury Note	238	6/30/26	$(26,429,156)	$438,875
Ultra 10-Year Treasury Note	31	6/30/26	(3,518,984)	62,991
Total - Futures Short				501,866
Total				$(3,213,543)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$320,398
Average amounts sold - in USD	4,290,106
Futures contracts:
Average notional amount of contracts - long	297,029,348
Average notional amount of contracts - short	47,419,891

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$277,452,516, which represents 45.0% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$300,956	$300,201	0.1%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$209,950,580	$-
Bank Loans and Mezzanine Loans	-	24,007,462	-
Corporate Bonds	-	169,018,949	-
Foreign Government Bonds	-	13,663,105	-
Mortgage-Backed Securities	-	138,802,408	-
United States Treasury Notes/Bonds	-	45,081,650	-
Investment Companies	7,603,797	36,150,162	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,999,549	-
Total Investments in Securities	$7,603,797	$638,673,865	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	187,216	-
Futures Contracts	501,866	-	-
Total Assets	$8,105,663	$638,861,081	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,559	$-
Futures Contracts	3,715,409	-	-
Total Liabilities	$3,715,409	$5,559	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70304 05-26